BROKERAGE ACCOUNT (Tables)	9 Months Ended
Sep. 30, 2020
BROKERAGE ACCOUNT (Tables)
Schedule of Brokerage Account
Net loss on investment in securities account for the nine months ended September 30, 2020	$2,611
Less – Net gain and losses recognized during 2020 on equity securities sold during the period	$0
Unrealized losses recognized during 2020 on equities securities still held at September 30, 2020	$2,611